Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 2,072,179	$ 1,822,168	$ 1,707,007
Cost of sales, including cost of warehousing, distribution and occupancy	1,318,346	1,179,886	1,116,437
Gross profit	753,833	642,282	590,570
Compensation and related benefits	291,268	273,797	263,046
Advertising and promotion	52,924	51,707	50,034
Other selling, general and administrative	113,477	100,687	96,619
Foreign currency loss (gain)	121	(296)	(155)
Transaction and strategic alternative related costs	13,536	3,981
Operating income	282,507	212,406	181,026
Interest expense, net (Note 8)	74,903	65,376	69,940
Income before income taxes	207,604	147,030	111,086
Income tax expense (Note 4)	75,271	50,463	41,562
Net income	132,333	96,567	69,524
Income per share - Basic and Diluted:
Net income	132,333	96,567	69,524
Preferred stock dividends	(4,726)	(20,606)	(18,667)
Net income available to common shareholders	$ 127,607	$ 75,961	$ 50,857
Earnings per share:
Basic (in dollars per share)	$ 1.27	$ 0.87	$ 0.58
Diluted (in dollars per share)	$ 1.24	$ 0.85	$ 0.58
Weighted average common shares outstanding:
Basic (in shares)	100,261	87,339	87,421
Diluted (in shares)	103,010	88,917	87,859